Segment Information - Revenue by Geographic Region (Table) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 112,224	$ 58,585	$ 210,081	$ 135,704
Asia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	87,753	43,466	161,265	101,784
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	16,659	4,232	33,558	9,148
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 7,812	$ 10,887	$ 15,258	$ 24,712